Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Unrecorded Unconditional Purchase Obligations Disclosure
Teekay LNG’s share of commitments to fund newbuilding and other construction contract costs as at June 30, 2016 are as follows:

	Total	Remainder of 2016	2017	2018	2019	2020
	$	$	$	$	$	$
Equity accounted joint ventures (i)	1,509,394	153,174	325,496	548,923	278,801	203,000

(i)
The commitment amounts relating to Teekay LNG’s share of costs for newbuilding and other construction contracts in Teekay LNG’s equity accounted joint ventures are based on Teekay LNG’s ownership percentage in each respective joint venture as of June 30, 2016. These commitments are described in more detail in Note 16 of the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2015. As of June 30, 2016, based on the Teekay LNG's ownership percentage in each respective joint venture, Teekay LNG's equity accounted joint ventures have secured $197 million of financing related to $187 million of LNG and LPG carrier newbuilding commitments included in the table above.